Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share Capital [Member]	Additional Paid in Capital [Member]	Contributed Capital Surplus [Member]	Retained (Deficit) Earnings [Member]
Balance at beginning of period at Dec. 31, 2011		$ 244	$ 131,256	$ 179,019	$ 49,413
Balance at beginning of period (in shares) at Dec. 31, 2011	24,425,699
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)	11,301
Shares issued		0	0
Restricted stock unit expense			288
Net (loss) income	3,852				3,852
Distributions to shareholders				(20,766)
Balance at end of period at Jun. 30, 2012	343,306	244	131,544	158,253	53,265
Balance at end of period (in shares) at Jun. 30, 2012	24,437,000
Balance at beginning of period at Dec. 31, 2012	277,694	244	131,766	149,700	(4,016)
Balance at beginning of period (in shares) at Dec. 31, 2012	24,437,000
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)	35,061
Shares issued		1	0
Restricted stock unit expense			349
Net (loss) income	(7,922)				(7,922)
Distributions to shareholders				(8,566)
Balance at end of period at Jun. 30, 2013	$ 261,556	$ 245	$ 132,115	$ 141,134	$ (11,938)
Balance at end of period (in shares) at Jun. 30, 2013	24,472,061